American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Mid Cap Value ETF (AVMV)
May 31, 2026

Avantis U.S. Mid Cap Value ETF - Schedule of Investments
MAY 31, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.9%
Aerospace and Defense — 1.6%
ATI, Inc.(1)	25,763	4,512,647
Carpenter Technology Corp.	8,779	4,117,175
Hexcel Corp.	1,066	95,716
Huntington Ingalls Industries, Inc.	3,574	1,101,400
Moog, Inc., Class A	374	134,629
Textron, Inc.	1,302	119,472
		10,081,039
Air Freight and Logistics — 0.7%
CH Robinson Worldwide, Inc.	1	179
Expeditors International of Washington, Inc.	26,469	4,181,837
		4,182,016
Automobile Components — 1.4%
Aptiv PLC(1)	38,712	2,630,093
Autoliv, Inc.	13,391	1,702,264
BorgWarner, Inc.	45,224	3,247,988
Lear Corp.	7,422	1,062,237
		8,642,582
Banks — 4.2%
BOK Financial Corp.	2,920	373,877
Central BanCo, Inc., Class A	889	25,247
Columbia Banking System, Inc.	38,486	1,140,725
Commerce Bancshares, Inc.	22,858	1,193,645
Cullen/Frost Bankers, Inc.	9,467	1,282,968
East West Bancorp, Inc.	22,818	2,796,118
Fifth Third Bancorp	21,957	1,096,313
First Citizens BancShares, Inc., Class A	1,224	2,436,384
First Horizon Corp.	22,738	550,942
Huntington Bancshares, Inc.	18,499	302,644
KeyCorp	48,762	1,040,093
M&T Bank Corp.	20,588	4,449,273
Old National Bancorp	14,028	336,812
Pinnacle Financial Partners, Inc.	1	98
Popular, Inc.	10,617	1,576,943
Regions Financial Corp.	23,618	661,304
Southstate Bank Corp.	6,407	607,063
UMB Financial Corp.	5,891	773,253
Valley National Bancorp	11,888	163,698
Webster Financial Corp.	13,609	989,646
Western Alliance Bancorp	16,834	1,340,828
Wintrust Financial Corp.	10,782	1,619,780
Zions Bancorp NA	24,483	1,528,963
		26,286,617
Beverages — 1.0%
Brown-Forman Corp., Class A(2)	7,209	192,696
Brown-Forman Corp., Class B	46,727	1,201,818
Constellation Brands, Inc., Class A	24,791	3,441,487
Molson Coors Beverage Co., Class B	28,707	1,134,788
National Beverage Corp.(1)	5	185
		5,970,974

Biotechnology — 1.9%
Arrowhead Pharmaceuticals, Inc.(1)	5,223	406,924
Biogen, Inc.(1)	22,249	4,360,804
Exelixis, Inc.(1)	47,706	2,408,199
Neurocrine Biosciences, Inc.(1)	441	69,810
United Therapeutics Corp.(1)	8,389	4,671,163
		11,916,900
Broadline Retail — 0.5%
Coupang, Inc.(1)	154,902	2,571,373
Dillard's, Inc., Class A(2)	624	368,291
		2,939,664
Building Products — 1.6%
A.O. Smith Corp.	18,663	1,058,565
Advanced Drainage Systems, Inc.	14,820	2,062,351
Armstrong World Industries, Inc.	7,688	1,213,935
Carlisle Cos., Inc.	194	66,893
Lennox International, Inc.	4,894	2,457,571
Owens Corning	13,619	1,713,543
Simpson Manufacturing Co., Inc.	7,352	1,394,969
		9,967,827
Capital Markets — 5.8%
Ameriprise Financial, Inc.	14,711	6,556,840
Carlyle Group, Inc.	15,297	694,943
Evercore, Inc., Class A	5,274	1,797,695
FactSet Research Systems, Inc.	1,978	485,540
Galaxy Digital, Inc., Class A(1)(2)	24,923	737,222
Houlihan Lokey, Inc.	1,153	163,334
Jefferies Financial Group, Inc.	6,958	366,826
LPL Financial Holdings, Inc.	12,671	3,468,940
MarketAxess Holdings, Inc.	1,776	230,951
Northern Trust Corp.	29,615	4,899,802
Raymond James Financial, Inc.	27,753	3,980,058
SEI Investments Co.	1,935	170,048
State Street Corp.	40,277	6,268,712
Stifel Financial Corp.	22,557	1,582,373
StoneX Group, Inc.(1)	5,204	589,873
T. Rowe Price Group, Inc.	34,561	3,612,661
Virtu Financial, Inc., Class A	6,660	333,999
		35,939,817
Chemicals — 2.1%
Albemarle Corp.	198	34,931
Axalta Coating Systems Ltd.(1)	9,985	307,238
CF Industries Holdings, Inc.	30,593	3,437,124
Eastman Chemical Co.	9,708	736,546
LyondellBasell Industries NV, Class A	52,848	3,522,319
Mosaic Co.	50,000	1,195,000
NewMarket Corp.	1,080	835,466
Olin Corp.	6	155
RPM International, Inc.	1,316	139,457
Solstice Advanced Materials, Inc.	26,128	2,200,761
Westlake Corp.	3,791	329,173
		12,738,170
Commercial Services and Supplies — 0.2%
Clean Harbors, Inc.(1)	3,628	1,019,577

Communications Equipment — 0.2%
Ubiquiti, Inc.	468	273,246
Viasat, Inc.(1)	13,721	1,106,187
		1,379,433
Construction and Engineering — 3.1%
Argan, Inc.	1,330	887,137
Comfort Systems USA, Inc.	3,519	6,433,471
EMCOR Group, Inc.	7,479	6,183,787
Fluor Corp.(1)	10,920	499,699
IES Holdings, Inc.(1)	1,560	1,058,226
MYR Group, Inc.(1)	642	298,568
Primoris Services Corp.	8,730	1,098,059
Sterling Infrastructure, Inc.(1)	1,116	960,697
Valmont Industries, Inc.	3,513	1,826,093
		19,245,737
Construction Materials — 0.2%
Eagle Materials, Inc.	4,534	1,002,830
Consumer Finance — 1.2%
Ally Financial, Inc.	49,401	2,114,857
OneMain Holdings, Inc.	19,795	1,094,861
Synchrony Financial	62,839	4,489,218
		7,698,936
Consumer Staples Distribution & Retail — 5.0%
BJ's Wholesale Club Holdings, Inc.(1)	22,332	1,904,473
Casey's General Stores, Inc.	6,868	5,268,717
Dollar General Corp.	42,860	4,740,745
Dollar Tree, Inc.(1)	37,707	4,390,603
Kroger Co.	101,087	6,282,557
Maplebear, Inc.(1)	27,075	1,077,585
Sprouts Farmers Market, Inc.(1)	14,169	1,170,643
Target Corp.	51,514	6,545,884
		31,381,207
Containers and Packaging — 1.5%
AptarGroup, Inc.	170	19,695
International Paper Co.	79,690	2,667,224
Packaging Corp. of America	15,991	3,500,590
Smurfit Westrock PLC	82,176	3,381,542
		9,569,051
Diversified Telecommunication Services — 0.1%
Globalstar, Inc.(1)	9,890	832,837
Electrical Equipment — 0.9%
EnerSys	4,150	946,076
Nextpower, Inc., Class A(1)	29,368	4,593,155
		5,539,231
Electronic Equipment, Instruments and Components — 3.6%
Flex Ltd.(1)	69,048	10,411,057
Ingram Micro Holding Corp.	698	19,719
Jabil, Inc.	17,239	6,284,650
Sanmina Corp.(1)	9,751	2,532,627
TD SYNNEX Corp.	12,783	3,339,942
		22,587,995
Energy Equipment and Services — 2.6%
Archrock, Inc.	5,715	191,395
Halliburton Co.	153,671	5,970,118
Kodiak Gas Services, Inc.	4,184	279,701

Noble Corp. PLC	17,173	798,201
NOV, Inc.	51,001	1,017,980
Patterson-UTI Energy, Inc.	4	45
TechnipFMC PLC	86,619	5,926,472
Transocean Ltd.(1)	55,170	341,502
Valaris Ltd.(1)	3,453	319,852
Weatherford International PLC	10,736	1,112,679
		15,957,945
Entertainment — 0.5%
ROBLOX Corp., Class A(1)	46,987	2,215,437
Take-Two Interactive Software, Inc.(1)	4,451	997,736
		3,213,173
Financial Services — 1.6%
Corebridge Financial, Inc.	47,081	1,271,187
Enact Holdings, Inc.	2,726	113,920
Essent Group Ltd.	10,779	623,996
Jack Henry & Associates, Inc.	11,325	1,543,824
Jackson Financial, Inc., Class A	12,174	1,255,261
MGIC Investment Corp.	27,239	686,968
PayPal Holdings, Inc.	79,940	3,577,315
Voya Financial, Inc.	12,223	992,752
		10,065,223
Food Products — 1.7%
Archer-Daniels-Midland Co.	910	72,600
Darling Ingredients, Inc.(1)	1,042	61,582
Hershey Co.	23,922	4,641,586
Ingredion, Inc.	12,445	1,262,421
Kraft Heinz Co.	21,442	514,822
Lamb Weston Holdings, Inc.	14,447	623,821
Pilgrim's Pride Corp.	8,324	235,652
Smithfield Foods, Inc.	7,313	188,895
Tyson Foods, Inc., Class A	48,580	2,964,352
		10,565,731
Ground Transportation — 2.9%
JB Hunt Transport Services, Inc.	16,494	4,559,436
Lyft, Inc., Class A(1)	5,158	72,779
Old Dominion Freight Line, Inc.	35,446	7,980,667
Ryder System, Inc.	7,938	1,991,247
Saia, Inc.(1)	4,697	2,218,722
U-Haul Holding Co.(1)(2)	1,430	82,783
U-Haul Holding Co.	18,722	973,919
		17,879,553
Health Care Equipment and Supplies — 1.7%
Align Technology, Inc.(1)	86	15,046
Dexcom, Inc.(1)	56,679	4,179,509
IDEXX Laboratories, Inc.(1)	11,480	6,469,324
Insulet Corp.(1)	1,187	172,044
Masimo Corp.(1)	70	12,492
		10,848,415
Health Care Providers and Services — 1.6%
Centene Corp.(1)	105,126	6,265,510
Encompass Health Corp.	14,433	1,527,733
Ensign Group, Inc.	5,201	871,948
Universal Health Services, Inc., Class B	10,058	1,469,574
		10,134,765

Hotels, Restaurants and Leisure — 4.6%
Boyd Gaming Corp.	8,833	730,312
Brinker International, Inc.(1)	4,989	710,334
Carnival Corp. Ltd.	233,007	6,538,176
Chipotle Mexican Grill, Inc.(1)	211,484	6,737,880
Darden Restaurants, Inc.	18,131	3,697,092
Las Vegas Sands Corp.	54,605	2,761,375
Life Time Group Holdings, Inc.(1)	4,817	159,346
Norwegian Cruise Line Holdings Ltd.(1)	95,608	1,753,451
Red Rock Resorts, Inc., Class A	3,222	188,100
Super Group SGHC Ltd.	5,695	70,903
Texas Roadhouse, Inc.	12,372	2,234,631
Viking Holdings Ltd.(1)	30,877	2,844,081
		28,425,681
Household Durables — 3.2%
DR Horton, Inc.	42,926	6,313,985
Installed Building Products, Inc.	3,073	645,269
Lennar Corp., B Shares(2)	1,900	167,352
Lennar Corp., Class A	38,071	3,418,014
Meritage Homes Corp.	1	65
Mohawk Industries, Inc.(1)	8,017	861,186
NVR, Inc.(1)	383	2,338,139
PulteGroup, Inc.	34,705	4,101,437
Toll Brothers, Inc.	16,724	2,316,943
		20,162,390
Independent Power and Renewable Electricity Producers — 0.6%
Ormat Technologies, Inc.	2,157	296,005
Talen Energy Corp.(1)	8,455	3,270,394
		3,566,399
Insurance — 9.8%
American Financial Group, Inc.	11,913	1,546,307
American International Group, Inc.	85,705	6,361,882
Arch Capital Group Ltd.(1)	56,045	5,007,060
Assurant, Inc.	7,906	1,967,566
Axis Capital Holdings Ltd.	13,690	1,299,592
Cincinnati Financial Corp.	5,773	908,786
CNA Financial Corp.	3,332	140,144
Erie Indemnity Co., Class A	1,771	377,347
Everest Group Ltd.	6,220	2,015,467
Fidelity National Financial, Inc.	36,084	1,708,577
First American Financial Corp.	7,927	525,005
Globe Life, Inc.	13,708	2,100,614
Hanover Insurance Group, Inc.	1,291	240,384
Hartford Insurance Group, Inc.	49,664	6,313,784
Kinsale Capital Group, Inc.	3,263	994,465
Lincoln National Corp.	29,281	1,033,327
Loews Corp.	26,452	2,739,105
Markel Group, Inc.(1)	1,103	2,002,596
MetLife, Inc.	41,735	3,451,067
Old Republic International Corp.	37,358	1,390,838
Oscar Health, Inc., Class A(1)	8,235	183,064
Primerica, Inc.	5,795	1,564,476
Principal Financial Group, Inc.	36,356	3,767,209
Prudential Financial, Inc.	58,333	5,870,633
Reinsurance Group of America, Inc.	10,321	2,071,838

RenaissanceRe Holdings Ltd.	7,920	2,220,372
Unum Group	3,136	261,009
W.R. Berkley Corp.	45,189	2,871,309
		60,933,823
IT Services — 0.0%
Cognizant Technology Solutions Corp., Class A	1,586	88,427
Leisure Products — 0.0%
Brunswick Corp.	1	84
Mattel, Inc.(1)	996	14,880
		14,964
Machinery — 1.6%
AGCO Corp.	11,511	1,292,455
Donaldson Co., Inc.	6,749	552,541
Flowserve Corp.	1,033	78,002
Graco, Inc.	24,923	1,880,440
Mueller Industries, Inc.	21,286	2,737,380
Oshkosh Corp.	6,641	863,330
Snap-on, Inc.	520	193,029
Terex Corp.	11,923	693,680
Timken Co.	1,143	146,281
Toro Co.	19,376	1,741,515
		10,178,653
Marine Transportation — 0.2%
Kirby Corp.(1)	8,549	1,201,904
Media — 0.9%
Fox Corp., Class A	34,583	2,210,545
Fox Corp., Class B	25,005	1,435,037
New York Times Co., Class A	5,631	423,508
Paramount Skydance Corp., Class B	141,022	1,496,243
Trade Desk, Inc., Class A(1)	1,146	24,708
		5,590,041
Metals and Mining — 1.4%
Hecla Mining Co.	27,301	485,139
Nucor Corp.	33,244	8,311,000
		8,796,139
Oil, Gas and Consumable Fuels — 10.7%
Antero Midstream Corp.	63,744	1,336,074
Antero Resources Corp.(1)	42,874	1,532,745
APA Corp.	86,260	3,142,452
Cheniere Energy, Inc.	24,606	5,532,905
Chord Energy Corp.	8,377	1,104,675
Comstock Resources, Inc.(1)(2)	5,173	68,956
Devon Energy Corp.	223,380	9,938,190
Diamondback Energy, Inc.	22,749	4,355,979
EQT Corp.	101,629	5,582,481
Expand Energy Corp.	46,171	4,292,980
Hess Midstream LP, Class A	23,853	894,488
HF Sinclair Corp.	503	35,155
Matador Resources Co.	14,229	762,674
Occidental Petroleum Corp.	119,523	6,768,587
ONEOK, Inc.	62,488	5,245,243
Ovintiv, Inc.	43,301	2,426,588
Permian Resources Corp.	164,132	3,156,258
Range Resources Corp.	45,273	1,763,383
SM Energy Co.	23,069	708,449

Targa Resources Corp.	29,710	7,578,130
Texas Pacific Land Corp.	1,052	413,436
		66,639,828
Passenger Airlines — 3.0%
Delta Air Lines, Inc.	119,648	9,868,567
Southwest Airlines Co.	36,337	1,560,674
United Airlines Holdings, Inc.(1)	61,772	7,091,426
		18,520,667
Personal Care Products — 0.6%
Estee Lauder Cos., Inc., Class A	41,561	3,696,851
Pharmaceuticals — 1.2%
Jazz Pharmaceuticals PLC(1)	12,809	3,029,200
Viatris, Inc.	251,956	4,096,805
		7,126,005
Professional Services — 0.4%
Clarivate PLC(1)	40	101
Genpact Ltd.	19,489	642,163
Paycom Software, Inc.	8,038	1,122,667
Paylocity Holding Corp.(1)	2,523	289,968
UL Solutions, Inc., Class A	3,201	318,500
		2,373,399
Real Estate Management and Development — 0.8%
CBRE Group, Inc., Class A(1)	39,437	4,931,202
Jones Lang LaSalle, Inc.(1)	47	13,269
		4,944,471
Semiconductors and Semiconductor Equipment — 3.2%
Amkor Technology, Inc.	28,736	1,998,876
Cirrus Logic, Inc.(1)	7,732	1,314,054
First Solar, Inc.(1)	15,483	4,750,030
GLOBALFOUNDRIES, Inc.(1)	7,824	625,685
ON Semiconductor Corp.(1)	76,371	9,211,870
Skyworks Solutions, Inc.	27,272	2,123,125
		20,023,640
Software — 0.7%
Circle Internet Group, Inc.(1)	2,372	268,036
Clear Secure, Inc., Class A	18,843	1,044,844
Docusign, Inc.(1)	4,917	258,241
InterDigital, Inc.	5,027	1,267,257
Manhattan Associates, Inc.(1)	8,853	1,328,393
Pegasystems, Inc.	12,373	442,087
		4,608,858
Specialty Retail — 4.3%
AutoNation, Inc.(1)	5,322	999,046
Best Buy Co., Inc.	38,344	2,988,915
Burlington Stores, Inc.(1)	11,721	3,795,611
CarMax, Inc.(1)	1,381	61,620
Chewy, Inc., Class A(1)	11,274	254,116
Five Below, Inc.(1)	11,798	2,682,393
Gap, Inc.	52,913	1,119,110
Lithia Motors, Inc.	3,702	1,076,875
Murphy USA, Inc.	3,207	1,622,838
Tractor Supply Co.	95,451	3,009,570
Ulta Beauty, Inc.(1)	8,485	4,317,592
Urban Outfitters, Inc.(1)	8,621	626,316
Williams-Sonoma, Inc.	21,636	4,404,441
		26,958,443

Textiles, Apparel and Luxury Goods — 1.9%
Deckers Outdoor Corp.(1)	28,460	3,240,171
Levi Strauss & Co., Class A	17,189	398,785
Lululemon Athletica, Inc.(1)	21,076	2,764,750
Ralph Lauren Corp.	7,064	2,570,589
Tapestry, Inc.	9,204	1,338,814
VF Corp.	80,428	1,381,753
		11,694,862
Trading Companies and Distributors — 1.4%
Applied Industrial Technologies, Inc.	5,363	1,629,333
Fastenal Co.	57,186	2,527,621
Ferguson Enterprises, Inc.	8,612	1,946,054
WW Grainger, Inc.	2,098	2,589,435
		8,692,443
TOTAL COMMON STOCKS (Cost $552,494,497)		621,825,133
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	275,578	275,578
State Street Navigator Securities Lending Government Money Market Portfolio(3)	480,563	480,563
TOTAL SHORT-TERM INVESTMENTS (Cost $756,141)		756,141
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $553,250,638)		622,581,274
OTHER ASSETS AND LIABILITIES — 0.0%		95,473
TOTAL NET ASSETS — 100.0%		$622,676,747

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,059,487. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,093,004, which includes securities collateral of $612,441.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.